Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,107,000
Previously Paid Amount	0.00
Total Fee Amount	705.28
Total Offset Amount	0.00
Net Fee	705.28
Narrative - Max Aggregate Offering Price	$ 5,107,000
Final Prospectus	true